Consolidated statements of income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Health care services	€ 14,114,399	€ 13,872,219	€ 13,264,289
Health care products	3,744,664	3,604,336	3,282,584
Revenue	17,859,063	17,476,555	16,546,873
Costs of revenue:
Health care services	10,575,424	10,483,822	9,899,714
Health care products	1,746,194	1,596,882	1,492,416
Costs of revenue	12,321,618	12,080,704	11,392,130
Gross profit	5,537,445	5,395,851	5,154,743
Operating (income) expenses:
Selling, general and administrative	3,164,559	3,060,732	2,885,220
(Gain) loss related to divestiture of Care Coordination activities	(30,779)	(28,788)	(809,003)
Research and development expense	193,774	168,028	114,074
Income from equity method investees	(94,518)	(73,679)	(73,346)
Operating income	2,304,409	2,269,558	3,037,798
Other (income) expense:
Interest income	(41,959)	(61,617)	(147,409)
Interest expense	409,978	491,061	448,471
Income before income taxes	1,936,390	1,840,114	2,736,736
Income tax expense	500,558	401,614	511,079
Net income	1,435,832	1,438,500	2,225,657
Net income attributable to noncontrolling interests	271,455	238,881	243,733
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 1,164,377	€ 1,199,619	€ 1,981,924
Basic earnings per share	€ 3.96	€ 3.96	€ 6.47
Diluted earnings per share	€ 3.96	€ 3.96	€ 6.45